CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2018
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	June 30, 2018	December 31, 2017

Cash at banks and on hand	867	840
Short-term deposits with original maturity of less than three months	476	464

Cash and cash equivalents	1,343	1,304

Less overdrafts	(201)	—

Cash and cash equivalents net of overdrafts as presented in the consolidated statement of cash flows	1,142	1,304